Shareholders’ Equity (Details Narrative) - USD ($)						12 Months Ended	35 Months Ended
	Oct. 16, 2023	Sep. 12, 2023	Jan. 28, 2022	Jun. 30, 2021	Feb. 06, 2021	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Number of stock issued during period							228,000,001
Common stock, par value						$ 0.0001	$ 0.0001	$ 0.0001
Gross proceeds from issuance of common stock							$ 22,800
Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Number of stock issued during period						87,776
AngkasaXInnovation Sdn Bhd [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible preference share description			through its subsidiary – AngkasaX Innovation Sdn Bhd had issued several tranche of preference share amounting to USD243,793 for 562,650 units at $0.4333 per share, USD438,302 for 919,558 at $0.4766 per share, USD288,852 for 636,300 at $0.4540 per share and USD2,145 for 4,650 units at $0.4613 per share respectively.
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock number of shares issued				1,000,000	1,000,000
Sale of stock price per share				$ 0.25	$ 0.25
Sale of stock, description				each such unit consisting of 1 share of Ordinary Share
Gross proceeds from issuance of private placement				$ 250,000
Private Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock number of shares issued		54,443
Sale of stock price per share	$ 0.001	$ 1.00
Gross proceeds from issuance of private placement		$ 54,443
Rejected former subscription shares	20,000
Private Offering [Member] | Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds from issuance of private placement	$ 50,020
Private Offering One [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock number of shares issued	20,000
Sale of stock price per share	$ 0.001
Private Offering Two [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock number of shares issued	33,333
Sale of stock price per share	$ 1.50